Leases - Schedule of Right-Of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets:
Total right-of-use assets	$ 1,379	$ 1,776	$ 2,050
Lease liabilities:
Total lease liabilities	$ 1,312	$ 1,776